Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consisted of the following:
	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB (Unaudited)	USD (Unaudited)
Accounts receivable	51,457,258	45,738,144	6,417,767
Less: allowance for credit losses	(27,735,262)	(24,140,925)	(3,387,344)
Accounts receivable, net	23,721,996	21,597,219	3,030,423

Schedule of Changes in Allowance for Credit Losses	The following table summarizes the changes in allowance for credit losses:
	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB (Unaudited)	USD (Unaudited)
Beginning balance	117,080,588	27,735,262	3,891,685
Reversal of credit losses	(80,857,764)	(3,594,337)	(504,341)
Deconsolidation of Fe-da and subsidiaries	(8,487,562)	-	-
Ending balance	27,735,262	24,140,925	3,387,344